Partners' Capital (Schedule of Partners' Capital Account, Distriubtions) (Detail) - USD ($) $ / shares in Units, $ in Millions																															1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 12, 2016	Feb. 05, 2016	Nov. 13, 2015	Nov. 06, 2015	Aug. 14, 2015	Aug. 07, 2015	May. 15, 2015	May. 08, 2015	Feb. 13, 2015	Feb. 06, 2015	Nov. 14, 2014	Nov. 07, 2014	Aug. 14, 2014	Aug. 07, 2014	May. 15, 2014	May. 08, 2014	Feb. 14, 2014	Feb. 07, 2014	Nov. 14, 2013	Nov. 07, 2013		Aug. 14, 2013	Aug. 09, 2013	Aug. 07, 2013		Aug. 01, 2013	May. 10, 2013	Apr. 30, 2013	Feb. 12, 2013	Jan. 31, 2013	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Partners Capital Summary Of Quarterly Distributions Of Available Cash [Abstract]
Distribution to limited partner, record date						Aug. 07, 2015		May 08, 2015		Feb. 06, 2015		Nov. 07, 2014		Aug. 07, 2014		May 08, 2014		Feb. 07, 2014		Nov. 07, 2013	[1]			Aug. 07, 2013	[1]	Aug. 01, 2013		Apr. 30, 2013		Jan. 31, 2013
Distribution to limited partner, distribution date					Aug. 14, 2015		May 15, 2015		Feb. 13, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Feb. 14, 2014		Nov. 14, 2013			Aug. 14, 2013	Aug. 09, 2013				May 10, 2013		Feb. 12, 2013
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit					$ 0.410		$ 0.410		$ 0.41		$ 0.410		$ 0.410		$ 0.410		$ 0.410		$ 0.405			$ 0.400	$ 0.510				$ 0.510		$ 0.510
Distribution amount					$ 74.3		$ 74.3		$ 74.3		$ 74.1		$ 74.1		$ 74.2		$ 74.1		$ 69.5			$ 34.3	$ 27.4				$ 27.4		$ 21.0			$ 97.2	$ 26.6		$ 222.9	$ 296.5	$ 179.6
Distribution Made to Limited Partner, Date of Record						Aug. 07, 2015		May 08, 2015		Feb. 06, 2015		Nov. 07, 2014		Aug. 07, 2014		May 08, 2014		Feb. 07, 2014		Nov. 07, 2013	[1]			Aug. 07, 2013	[1]	Aug. 01, 2013		Apr. 30, 2013		Jan. 31, 2013
Distribution Made to Limited Partner, Distribution Date					Aug. 14, 2015		May 15, 2015		Feb. 13, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Feb. 14, 2014		Nov. 14, 2013			Aug. 14, 2013	Aug. 09, 2013				May 10, 2013		Feb. 12, 2013
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit					$ 0.410		$ 0.410		$ 0.41		$ 0.410		$ 0.410		$ 0.410		$ 0.410		$ 0.405			$ 0.400	$ 0.510				$ 0.510		$ 0.510
Distribution Made to Limited Partner, Cash Distributions Paid					$ 74.3		$ 74.3		$ 74.3		$ 74.1		$ 74.1		$ 74.2		$ 74.1		$ 69.5			$ 34.3	$ 27.4				$ 27.4		$ 21.0			$ 97.2	$ 26.6		222.9	296.5	179.6
Crestwood Equity Partners LP
Disclosure Partners Capital Summary Of Quarterly Distributions Of Available Cash [Abstract]
Distribution to limited partner, record date		Feb. 05, 2016		Nov. 06, 2015		Aug. 07, 2015		May 08, 2015		Feb. 06, 2015		Nov. 07, 2014		Aug. 07, 2015		May 08, 2014		Feb. 07, 2014		Nov. 07, 2013				Aug. 07, 2013
Distribution to limited partner, distribution date	Feb. 12, 2016		Nov. 13, 2015		Aug. 14, 2015		May 15, 2015		Feb. 13, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Feb. 14, 2014		Nov. 14, 2013			Aug. 14, 2013
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit	$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.350			$ 1.300
Distribution amount	$ 95.6		$ 94.3		$ 25.7		$ 25.7		$ 25.8		$ 25.6		$ 25.6		$ 25.7		$ 25.6		$ 25.0			$ 22.3									$ 378.3			$ 378.3	171.5	102.5	47.3
Distribution Made to Limited Partner, Date of Record		Feb. 05, 2016		Nov. 06, 2015		Aug. 07, 2015		May 08, 2015		Feb. 06, 2015		Nov. 07, 2014		Aug. 07, 2015		May 08, 2014		Feb. 07, 2014		Nov. 07, 2013				Aug. 07, 2013
Distribution Made to Limited Partner, Distribution Date	Feb. 12, 2016		Nov. 13, 2015		Aug. 14, 2015		May 15, 2015		Feb. 13, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Feb. 14, 2014		Nov. 14, 2013			Aug. 14, 2013
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit	$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.350			$ 1.300
Distribution Made to Limited Partner, Cash Distributions Paid	$ 95.6		$ 94.3		$ 25.7		$ 25.7		$ 25.8		$ 25.6		$ 25.6		$ 25.7		$ 25.6		$ 25.0			$ 22.3									$ 378.3			$ 378.3	$ 171.5	$ 102.5	$ 47.3

[1]	Represents distributions associated with Inergy Midstream limited partner units.